As filed with the Securities and Exchange Commission on December 13, 2002

                                                       Registration No. 33-13954
================================================================================
                              UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              Pre-Effective Amendment No. ________          [_]

                 Post-Effective Amendment No. 40         [X]


                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [   ]

                   Amendment No. 41               [X]


(Check appropriate box or boxes)

                              Pacific Select Fund
              (Exact Name of Registrant as Specified in Charter)

       700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA  92660
             (Address of Principal Executive Offices)  (Zip Code)

   Registrant's Telephone Number, including Area Code:  (949) 219-6767

                               Robin S. Yonis
              Assistant Vice President and Investment Counsel of
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                             Post Office Box 9000
                           Newport Beach, CA  92660
                    (Name and Address of Agent for Service)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                                   Dechert
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

Approximate Date of Proposed Public Offering ___________________________________

It is proposed that this filing will become effective (check appropriate box)
     [_] immediately upon filing pursuant to paragraph (b)

     [X] on December 18, 2002 pursuant to paragraph (b)

     [_] 60 days after filing pursuant to paragraph (a)(1)

     [_] on May 1, 2002 pursuant to paragraph (a)(1)
     [_] 75 days after filing pursuant to paragraph (a)(2)

     [_] on May 1, 2002 pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 40 to the Registration Statement for Pacific Select Fund (the "Registrant") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 38, which was filed pursuant to Rule 485(a)(1) on October 7, 2002, in order to change Portfolio Managers on the Multi-Strategy, Large-Cap Core and Emerging Markets Portfolios (the "Portfolios"), the effectiveness of which was previously delayed by Post-Effective Amendment No. 39 filed on December 6, 2002. Accordingly, the contents of Post-Effective Amendment No. 38, consisting of Part A (the Prospectus for the Portfolios), Part B (the Statement of Additional Information), Part C (Other Information) and all Exhibits included in Post-Effective Amendment No. 38, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, Post-Effective Amendment No. 38 is intended to become effective on December 18, 2002.

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule
485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 40 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Newport Beach, and State of California, on this 13th day of December, 2002.


                                          PACIFIC SELECT FUND


                                          By:
                                             __________________________________
                                                    Glenn S. Schafer*
                                                        President

*By: /s/ DIANE N. LEDGER
  _______________________________
      Diane N. Ledger
      as attorney-in-fact

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 40 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


             SIGNATURE                           TITLE                     DATE
             ---------                           -----                     ----
                                     Chairman and Trustee                         , 2002
------------------------------------  (Chief Executive Officer)       -----------
          Thomas C. Sutton*

                                     Vice President and Treasurer                 , 2002
------------------------------------  (Vice President and Treasurer)  -----------
          Brian D. Klemens*

                                     President                                    , 2002
------------------------------------  (President)                     -----------
          Glenn S. Schafer*

                                     Trustee                                      , 2002
------------------------------------                                  ----------
         Richard L. Nelson*

                                     Trustee                                      , 2002
------------------------------------                                  ----------
          Lyman W. Porter*

                                     Trustee                                      , 2002
------------------------------------                                  ----------
           Alan Richards*

                                     Trustee                                      , 2002
------------------------------------                                  ----------
           Lucie H. Moore*

* By:   /s/ DIANE N. LEDGER                                            December 13, 2002
------------------------------------
        Diane N. Ledger
        as attorney-in-fact


                                    PART C

    KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears above constitutes and appoints David R. Carmichael, Sharon A. Cheever, Diane N. Ledger, Jeffrey S. Puretz, Keith T. Robinson, and Robin S. Yonis his or her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him or her in his or her name, place and stead, in any and all Registration Statements applicable to Pacific Select Fund and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

                                     II-31